Long-Term Debt - Revolvers - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) credit_facility vessel	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Line of credit facility, borrowing capacity, reduction for remainder of year	$ 195.6
Line of credit facility, borrowing capacity, reduction in year two	236.4
Line of credit facility, borrowing capacity, reduction in year three	$ 125.1
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	0.60%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	3.25%
Line of Credit
Debt Instrument [Line Items]
Number Of Vessels | vessel	2
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Revolving Credit Facilities
Debt Instrument [Line Items]
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year	$ 12.3
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 330.4
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Line of credit facility, maximum borrowing capacity	$ 342.7	$ 354.8
Undrawn amount of revolving credit facilities	$ 237.7	$ 254.8
Revolving Credit Facilities | Line of Credit | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	1.40%
Revolving Credit Facilities | Line of Credit | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt	2.25%